Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 143,531	$ 63,198
Restricted cash	1,545	664
Accounts receivable, net	27,142	18,036
Inventories	78,338	81,441
Prepayments and other current assets	7,566	9,080
Total current assets	258,122	172,419
Non-current assets
Operating lease right-of-use assets	144,168
Property and equipment, net	13,053	11,075
Deferred tax assets	75	72
Other non-current assets	3,182	3,211
Total non-current assets	160,478	14,358
Total assets	418,600	186,777
Current liabilities
Current portion of long-term borrowings	207	345
Accounts payable (including accounts payable of VIEs without recourse to the Company of US$1,433 and US$4,185 as of December 31, 2021 and 2022, respectively)	31,573	25,140
Contract liabilities (including contract liabilities of VIEs without recourse to the Company of US$394 and US$385 as of December 31, 2021 and 2022, respectively)	2,001	3,690
Current operating lease liabilities (including current operating lease liabilities of VIEs without recourse to the Company of nil and US$1,864 as of December 31, 2021 and December 31, 2022, respectively)	27,653
Income tax payable (including income tax payable of VIEs without recourse to the Company of US$78 and US$280 as of December 31, 2021 and 2022, respectively)	4,142	8,148
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIEs without recourse to the Company of US$341 and US$442 as of December 31, 2021 and 2022, respectively)	37,062	19,721
Total current liabilities	102,638	57,044
Non-current liabilities
Long-term borrowings	0	237
Operating lease liabilities, non-current (including operating lease liabilities, non-current of VIEs without recourse to the Company of nil and US$3,322 as of December 31, 2021 and December 31, 2022, respectively)	116,564
Deferred tax liabilities	472	286
Finance lease obligations, non-current	867	2,345
Non-current income tax payable	2,894	1,033
Total non-current liabilities	120,797	3,901
Total liabilities	223,435	60,945
Commitments and contingencies
Mezzanine equity
Total mezzanine equity		26,652
Shareholders' equity
Ordinary shares		554
Treasury shares, at cost (nil and 4,624,039 shares held as of December 31, 2021 and December 31, 2022, respectively)	(231)
Subscription receivable from ordinary shares	(81)	(79)
Additional paid-in capital	109,049	37,439
Accumulated other comprehensive income (loss)	804	(165)
Retained earnings	83,590	60,559
Total shareholders' equity	195,165	99,180
Total liabilities, mezzanine equity and shareholders' equity	418,600	186,777
Series E Preferred Stock [Member]
Mezzanine equity
Series E Preferred Shares (US$0.05 par value per share, 3,999,709 shares authorized, issued and outstanding as of December 31, 2021; Redemption value of US$26,652 as of December 31, 2021; Liquidation value of US$25,000 as of December 31, 2021)		26,652
Series A Preferred Stock [Member]
Shareholders' equity
Preferred Share		7
Series B Preferred Stock [Member]
Shareholders' equity
Preferred Share		500
Series C Preferred Stock [Member]
Shareholders' equity
Preferred Share		218
Series D Preferred Stock [Member]
Shareholders' equity
Preferred Share		$ 147
Common Class A [Member]
Shareholders' equity
Ordinary shares	1,568
Common Class B [Member]
Shareholders' equity
Ordinary shares	$ 466